DERIVATIVES (Tables)	12 Months Ended
Dec. 31, 2018
Derivative Instrument [Abstract]
Schedule of composition of derivatives
	December 31,
	2018	2017
	U.S. dollars in thousands
Liabilities
The conversion component in the convertible notes	$-	$96
Viola Warrants (non-traded)*	371	2,315
Warrants (Series 4) (traded) issued in the 2015 rights offering*	71	464
	$442	$2,875

* See Note 14c.

Schedule of assumptions use to calculate fair value of derivatives
	December 31,
	2018	2017

Discount rate for notes which were fully repaid on February 28, 2018 (yield to maturity of the notes)	-	104.18%
The discount rate of the Viola Warrants and Warrants (Series 4) (risk free interest)	0.30%	0.11%
Share price (in NIS)	1.280	1.340
Standard deviation of the share price	54.59%	56.13%